Voya GNMA Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	(0.28%)	1.14%
Performance Inception Date		Aug. 17, 1973
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	(1.39%)	0.12%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.72%	(0.70%)	0.42%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.08%	0.23%	1.50%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.58%	(0.53%)	0.78%
Performance Inception Date		Oct. 13, 2000
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class C | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.08%	0.23%	1.50%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.68%	0.51%	1.69%
Performance Inception Date		Jan. 07, 2002
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.08%	0.23%	1.50%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.87%	0.57%	1.72%
Performance Inception Date		Jul. 31, 2020
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.08%	0.23%	1.50%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			7.76%	0.49%	1.66%
Performance Inception Date		Dec. 17, 2007
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class W | Bloomberg GNMA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.08%	0.23%	1.50%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.